INVENTORY (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF INVENTORY [Table Text Block]
	As of December 31,
	2011	2010
Raw material	$354,785	$235,152
Finished goods	868,348	6,423,029
Spareparts inventory	2,410,057	1,842,589
Total inventory	$3,633,190	$8,500,770

	September 30, 2012	December 31,2011
	(Unaudited)
Raw material	$345,355	$354,785
Finished goods	159,657	868,348
Spare parts inventory	2,449,840	2,410,057

Total inventory	$2,954,852	$3,633,190